SCHEDULE OF PRELIMINARY ALLOCATION OF CONSIDERATION (Details) - Duragraft [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Common shares	$ 12,500,000
Warrants	1,200,000
Contingent consideration	9,926,000
Total consideration	23,626,000
Net working capital	30,908
Property, plant, and equipment	9,092
Intangible assets	18,170,000
Goodwill	5,416,000
Total identifiable assets	$ 23,626,000